EMPLOYEE BENEFIT LIABILITIES, NET	12 Months Ended
Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
EMPLOYEE BENEFIT LIABILITIES, NET
Note 16: -	Employee Benefit Liabilities, NET

Employee benefits consist of short-term benefits and post-employment benefits.

a.          Post-employment benefits:

According to the labor laws and Severance Pay Law in Israel, the Company is required to pay compensation to an employee upon dismissal or retirement or to make current contributions in defined contribution plans pursuant to Section 14 of the Severance Pay Law, as specified below. The Company's liability is accounted for as a post-employment benefit only for employees not under Section 14. The computation of the Company's employee benefit liability is made in accordance with a valid employment contract or a collective employees agreement based on the employee's salary and employment terms which establish the entitlement to receive the compensation.

The post-employment employee benefits are normally financed by contributions classified as defined benefit plans, as detailed below:

1.	Defined contribution deposit:

The Company’s agreements with part of its employees are in accordance with section 14 of the Israeli Severance Pay Law. Contributions made by the Company in accordance with Section 14 release the Company from any future severance liabilities in respect of those employees.  The expenses for the defined benefit deposit  in 2018, 2017 and 2016 were $ 992 thousands, $ 884 thousands and $669 thousands,  respectively.

2.	Defined benefit plans:

The Company accounts for the payment of compensation as a defined benefit plan for which an employee benefit liability is recognized and for which the Company deposits amounts in a long-term employee benefit fund and in qualifying insurance policies.

3.	Expenses recognized in comprehensive income (loss):

	Year Ended
	December 31,
	2018	2017	2016
	U.S. Dollars in thousands

Current service cost	$292	$356	$359
Interest expenses, net	25	23	20
Current service cost (income) due to the transfer of real yield from the compensation component to the royalties' component in executive insurance policies before 2004	3	(7)	5
Total employee benefit expenses	320	372	384

Actual return on plan assets	$171	$119	$22

The expenses are presented in the Statement of Comprehensive income (loss) as follows

	Year Ended
	December 31,
	2018	2017	2016
	U.S. Dollars in thousands

Cost of revenues	$175	$211	$228
Research and development	50	57	62
Selling and marketing	75	*73	*67
General and administrative	20	*31	*27

	$320	$372	$384

*Reclassified

4.	The plan liabilities, net:

	December 31,
	2018	2017
	U.S. Dollars in thousands

Defined benefit obligation	$4,987	$5,907
Fair value of plan assets	(4,200)	(4,763)
Total liabilities, net	$787	$1,144

5.	Changes in the present value of defined benefit obligation

	2018	2017
	U.S. Dollars in thousands

Balance at January 1,	$5,907	$5,235

Interest costs	110	151
Current service cost	292	356
Benefits paid	(645)	(641)
Demographic assumptions	(29)	(28)
Financial assumptions	(223)	254
Past Experience	(2)	6
Currency Exchange	(423)	574
Balance at December 31,	$4,987	$5,907

6.	Plan assets

a)	Plan assets
Plan assets comprise assets held by long-term employee benefit funds and qualifying insurance policies.

b)	Changes in the fair value of plan assets

	2018	2017
	U.S. Dollars in thousands

Balance at January 1,	$4,763	$4,513

Expected return	85	127
Contributions by employer	182	227
Benefits paid	(564)	(586)
Demographic assumptions	5	1
Financial assumptions	(2)	1
Past Experience	83	(11)
Current service cost due to the transfer of real yield from the compensation component to the royalties component in executive insurance policies before 2004	(3)	7
Currency exchange	(349)	484
Balance at December 31,	$4,200	$4,763

7.	The principal assumptions underlying the defined benefit plan

	2018	2017	2016
	%

Discount rate of the plan liability	2.02	2.27	3.72

Future salary increases	3.6	4	4

The sensitivity analyses below have been determined based on reasonably possible changes of the principal assumptions underlying the defined benefit plan as mentioned above, occurring at the end of the reporting period.

In the event that the discount rate would be one percent higher or lower, and all other assumptions were held constant, the defined benefit obligation would decrease by $189 thousands or increase by $241 thousands, respectively.

In the event that the expected salary growth would increase or decrease by one percent, and all other assumptions were held constant, the defined benefit obligation would increase by $229 thousands or decrease by $182 thousands, respectively.